Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 3 - INVESTMENT SECURITIES

The amortized cost and fair value of investment securities are as follows:

(Dollars in thousands)	December 31, 2012
	Amortized	Gross Unrealized			Estimated
	Cost	Gains	Losses		Fair Value
Available for sale
Mortgage backed
Government sponsored enterprises	$37,361	$590	$		$37,951
Municipal securities	5,061	358			5,419
Other	4,190	-		2,711	1,479

Total	$46,612	$948		$2,711	$44,849

	December 31, 2011
	Amortized	Gross Unrealized		Estimated
Available for sale	Cost	Gains	Losses	Fair Value
Mortgage backed
Government sponsored enterprises	$37,688	$544	$-	$38,232
Other	1,539	6	-	1,545
Municipal securities	7,190	415	-	7,605
Other	4,183	-	2,607	1,576
Total	$50,600	$965	$2,607	$48,958

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011.

Available for Sale

(Amounts in thousands)	December 31, 2012
	Less than Twelve Months				Twelve Months or More		Total
	Fair Value		Unrealized Losses		Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed		$-		$-	$-	$-	$-	$-
Municipal securities		-		-	-	-	-	-
Other		-		-	1,479	2,711	1,479	2,711

Total	$		$		$1,479	$2,711	$1,479	$2,711

	December 31, 2011
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed	$-	$-	$-	$-	$-	$-
Municipal securities	-	-	-	-	-	-
Other	586	64	990	2,543	1,576	2,607

Total	$586	$64	$990	$2,543	$1,576	$2,607

Securities classified as available-for-sale are recorded at fair value. Unrealized losses on securities in a continuous loss position for twelve months or more totaled $2,711,000, which included four securities comprising 100% of total unrealized losses, and $2,543,000, which included two securities comprising 98% of total unrealized losses, at December 31, 2012 and December 31, 2011, respectively. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized cost.

The unrealized loss attributable to “Other” securities relates primarily to valuations on two individual pooled trust preferred securities.  The Company believes, based on industry analyst reports, credit ratings, and third party other-than-temporary loss impairment evaluations, that the deterioration in the value of these securities is attributable to a combination of the lack of liquidity in both of these securities and credit quality concerns for one of the two securities.  These securities are considered Level 3 securities in the fair value hierarchy as they both trade in less than liquid markets.

One of the Company’s pooled trust preferred securities with an amortized cost of approximately $1.8 million and fair value of approximately $876,000 is receiving contractual interest payments, while the other with an amortized cost of approximately $1.7 million and fair value of approximately $25,000 is receiving payment-in-kind interest in lieu of cash interest payments.  Due to the over-collateralized credit position of the security currently receiving interest payments, no other-than-temporary impairment was recognized on this security.  Payment-in-kind interest consists of capitalization of interest amounts due on a security.  In accordance with terms outlined in its offering circular, the security not currently paying interest has its deferred interest capitalized and added to the principal balance of the security.  Future interest payments are accrued on these larger principal balances.

Payment-in-kind interest was triggered on this security due to deferrals of interest payments by individual issuers within the pool of issuers.  Individual issuers are allowed to defer their interest payments for a period of up to five years.  The security is divided into several tranches, with the A tranche securities being the most senior in terms of payment priority and Income Notes being the least senior.  The Company owns notes in the C tranche of the security.  Each tranche must pass an overcollateralization test in order for note holders in subordinate tranches to receive their contractual interest payments.  The overcollateralization test is based on total performing collateral in the pool divided by total outstanding debt within the tranche.  The senior most pool failing its overcollateralization test will receive principal paydowns on its outstanding notes in addition to contractual interest payments in order to cure its failure.  These additional payments will be diverted from note holders in subordinate tranches who will instead receive payment-in-kind interest.  At December 31, 2012, there was $233,567,000 of performing collateral in the pool.  The table below summarizes balance and overcollateralization data for the individual tranches at December 31, 2012.

Tranche	Current Balance	Required Overcollateralization %	Current Overcollateralization %
A	$197,851	128.00%	121.06%
B	41,362	115.00%	100.13%
C	46,832	106.20%	83.74%
D	26,983	100.25%	76.52%
Income Notes	18,000	N/A	N/A

As shown above, all tranches currently fail their overcollateralization test.  According to the structured payment terms as established in the offering circular for this security, interest payments are currently being diverted from subordinate tranches to pay down total principal balances in the A tranche.  If and when these payments reduce the principal balance in the A tranche by enough to pass its overcollateralization requirement, the B tranche securities will begin to receive contractual interest payments, and additional payments will be diverted from subordinate tranches in order to meet its overcollateralization requirement.  This payment structure, known as a waterfall, is designed to continue until all tranches meet their overcollateralization requirement.  However, this outcome is dependent on the level of future interest deferrals and defaults by individual issuers.  Any shortfalls to contractual principal and interest payments due will be borne in reverse order of payment priority, with the most subordinate tranche having the largest loss and the senior most tranche having the smallest loss.  As a note holder in the C tranche of this structure, the Company’s principal and interest claims are subordinate to the principal and interest claims of note holders in the A and B tranches.  More specifically, the Company and other C note holders would stand to lose 100% of their principal and interest before note holders in the B tranche lost their first dollar, and B note holders would lose 100% of their investment before A note holders experienced any loss.

The Company engaged a firm specializing in security valuations to evaluate the security receiving payment-in-kind interest for other-than- temporary impairment (“OTTI”).  This firm uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimate to measure whether there are any adverse changes in cash flows during the quarter.  The OTTI model considers the structure and term of the trust preferred security and the financial condition of the underlying issuers.  Specifically, the model details interest rates, principal balances of note classes and issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The allocation of payments to the note classes follows the payment priority hierarchy for the individual tranches.  The OTTI evaluation prepared as of December 31, 2012 predicts the Company will resume receipt of its contractual principal and interest payments during the year 2018, which is when the B tranche is projected to pass its overcollateralization test.  These projections are based on assumptions developed from current financial data for the underlying issuers and may change in subsequent periods based on future financial data which could alter the assumptions.

The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant information including announcements of interest payment deferrals or defaults of underlying trust preferred securities.  The OTTI evaluation model assumes no recoveries on defaults.  The result of the firm’s analysis indicated approximately $176,000 of credit loss as of March 31, 2011, which was recognized as an other-than-temporary loss in the first quarter of 2011 and reported in noninterest income.  No credit losses had been recognized on these securities prior to 2011, and there have been no changes to credit losses recognized in earnings for any subsequent periods.  Due to the credit loss recognized on this security, the Company has not accrued into interest income any of the payment-in-kind interest due on the security.  Consequently, the security’s payment-in-kind interest is not reflected in the book value of the security.  Total other-than-temporary impairment in accumulated other comprehensive income was $1,093,000 for the security (Security B in the table below) at December 31, 2012.

The following table provides certain relevant details on each of our pooled trust preferred securities as of December 31, 2012, including the book value, fair value, and unrealized losses on the securities, as well as certain information about the overall pools and the current status of their underlying issuers.  “Excess Subordination” is a measure of the excess performing collateral in the pool beyond the total level of debt outstanding in the pool with an equal or greater level of preference in the payment structure.  It is expressed in the tables below as a percentage of performing collateral.  It represents the percentage reduction in performing collateral that would precede an inability of the security to make contractually required payments to the Company.

December 31, 2012
(Amounts in thousands)
	Security A	Security B

Book Value	$1,807	$1,733
Fair Value	$876	$25
Unrealized Loss	$931	$1,708
Number of underlying financial institution issuers	48	41
Number of deferrals and defaults	13	15
Additional expected deferrals/ defaults*	N/A	0/1
Excess Subordination as a percentage of performing collateral**	19.20%	N/A

*
No assessment of these numbers was made for Security A as it was not modeled for cash flows due to its current payment status and its excess subordination. For Security B, this includes issuers for which there is an estimated probability of deferral or default of 50% or greater.  None of the remaining performing collateral was projected as a future deferral or default, due to low Texas ratios; one deferring issuer was projected to default.

**Security B is in a support tranche and has no excess subordination.

The credit quality of the pooled trust preferred securities is directly related to the financial strength and ability to make contractual interest payments of the underlying issuers in these securities, most of which are banks or bank holding companies.  As such, these securities may show additional other-than-temporary impairment in future periods if the financial condition of the underlying issuers further deteriorates.

The amortized costs and fair values of investment securities available for sale at December 31, 2012 by contractual maturity are shown in the following table.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due after five but within ten years	$2,339	$2,495
Due after ten years	6,762	4,325
Mortgage backed	37,361	37,951
Equity securities with no maturity	150	78
Total investment securities available-for-sale	$46,612	$44,849

The proceeds from sales of securities and the associated gains are listed below:

(Amounts in thousands)	Twelve Months Ending December 31,
	2012	2011

Proceeds	$22,268	$39,720
Gross Gains	626	893
Gross Losses	-	40

The tax provision related to the above net realized gains and losses was $0 and $307,000 for the periods ended December 31, 2012 and 2011.

Investment securities with an aggregate amortized cost of $22,790,000 and estimated fair value of $23,222,000 at December 31, 2012, were pledged to secure public deposits and for other purposes, as required or permitted by law.  Investment securities with an aggregate amortized cost of $1,599,000 and estimated fair value of $1,625,000 at December 31, 2012, were pledged to secure securities sold under agreements to repurchase.